Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 982,869	$ 867,496
Less: accumulated depreciation	(567,241)	(473,931)
Property and equipment, net	415,628	393,565
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	8,979	8,998
Wireless communication systems
Property, Plant and Equipment [Line Items]
Property and equipment, gross	754,257	685,562
Furniture, equipment, vehicles and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	164,498	111,690
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 55,135	$ 61,246